BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Short-term Bank Loans	Bank loans consist of the following:

	December 31,
	2014	2013

Short-term bank loans	$11,584,412	$12,957,657

Schedule of Details of Short Term Bank Loans Outstanding

The details of the short term bank loans outstanding as of December 31, 2014 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,611,707	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 1, 2014	Related party and third party guarantees
Bank, Dalian	(RMB10,000,000)			to March 31,
Branch (“China				2015
CITIC”)

Shanghai Pudong Development Bank(“SPDB”)	US$2,265,620 (RMB14,057,266)	China Central Bank benchmark half-year rate of 6.00% plus 15% (equals to 6.90%)	Revolving loan	August 28, 2014 to August 28, 2015	Mortgages on land use right, other plant and equipment

Ping An Bank	US$2,417,562	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	August 20, 2014 to August 20, 2015	Related party and third party guarantees
(“PAB”)	(RMB15,000,000)

	US$1,260,256	Annual rate of 8.16%	Export loan	May 15, 2014 to	Related party and third party guarantees
	(RMB7,819,386)			May 14, 2015

Xinhui Bank (“XHB”)	US$805,853 (RMB5,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	November 14, 2014 to October 28, 2015	Nil

Bank of China (“BOC”)	US$3,223,414 (RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 11, 2014 to August 10, 2015	Related party and third party guarantees

Total	US$11,584,412

The details of the short term bank loans outstanding as of December 31, 2013 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC Bank, Dalian Branch (“China CITIC”)	US$1,651,882 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	September 5, 2013 to September 5, 2014	Related party and third party guarantees

Shanghai Pudong Development Bank(“SPDB”)	US$3,048,681 (RMB18,455,800)	China Central Bank benchmark half-year rate of 5.6% plus 30% (equals to 7.28%)	Revolving loan	March 12, 2013 to July 29, 2014	Mortgages on land use right, other plant and equipment

Ping An Bank (“PAB”)	US$2,477,824 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 9, 2013 to April 9, 2014	Related party and third party guarantees

	US$1,154,000 (RMB6,985,970)	Annual rate of 6.00%	Export loan	May 14, 2013 to May 13, 2014	Related party and third party guarantees

Xinhui bank (“XHB”)	US$825,941 (RMB5,000,000)	Annual rate of 6.75%	Term loan	November 19, 2012 to November 18, 2014	Nil

Bank of China (“BOC”)	US$3,303,764 (RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 26, 2013 to August 25, 2014	Related party and third party guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$495,565 (RMB3,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	July 12, 2013 to February 25, 2014	Mortgages on account receivable
Total	US$12,957,657